Securities - Gross unrealized losses and fair value in a continuous unrealized loss position (Details 2) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	$ 39,828,651	$ 71,583,259
Less than 12 Months, Unrealized Losses	(403,321)	(2,421,193)
12 Months or More, Fair Value	42,891,152	0
12 Months or More, Unrealized Losses	(1,182,172)	0
Total Fair Value	82,719,803	71,583,259
Total Unrealized Losses	(1,585,493)	(2,421,193)
U.S. Government agencies
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	997,972	12,333,924
Less than 12 Months, Unrealized Losses	(23,513)	(661,964)
12 Months or More, Fair Value	9,873,208	0
12 Months or More, Unrealized Losses	(466,103)	0
Total Fair Value	10,871,180	12,333,924
Total Unrealized Losses	(489,616)	(661,964)
Mortgage-backed securities (Government-sponsored enterprises - residential)
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	26,489,556	37,144,915
Less than 12 Months, Unrealized Losses	(240,968)	(1,114,597)
12 Months or More, Fair Value	27,776,303	0
12 Months or More, Unrealized Losses	(577,689)	0
Total Fair Value	54,265,859	37,144,915
Total Unrealized Losses	(818,657)	(1,114,597)
Municipal bonds
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months, Fair Value	12,341,123	22,104,420
Less than 12 Months, Unrealized Losses	(138,840)	(644,632)
12 Months or More, Fair Value	5,241,641	0
12 Months or More, Unrealized Losses	(138,380)	0
Total Fair Value	17,582,764	22,104,420
Total Unrealized Losses	$ (277,220)	$ (644,632)